SHARE OPTIONS (Details 2) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2006	May 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares
Share Options
Shares granted to employees	116,500	333,190
Total unrecognized share-based compensation costs	$ 7,100,000		$ 0
Total recognized compensation cost					235,411
Number of Shares
Granted (in shares)	116,500	333,190
Weighted Average Grant-Date Fair Value
Total fair value of shares vested					382,994
Restricted shares | Minimum
Share Options
Vesting period			1 year
Restricted shares | Maximum
Share Options
Vesting period			4 years
RSU
Share Options
Shares granted to employees			1,400,237	518,181
Total unrecognized share-based compensation costs			6,121,559	4,600,000
Total recognized compensation cost			1,752,165
Weighted-average period of recognition of compensation expense			3 years 1 month 6 days
Number of Shares
Unvested at the beginning of the period (in shares)			499,540
Granted (in shares)			1,400,237	518,181
Vested (in shares)			(131,069)
Forfeited (in shares)			(98,177)
Unvested at the end of the period (in shares)			1,670,531	499,540
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)			$ 9.16
Granted (in dollars per share)			$ 3.32
Vested (in dollars per share)			$ 9.23
Forfeited (in dollars per share)			$ 6.84
Unvested at the end of the period (in dollars per share)			$ 4.40	$ 9.16
Total fair value of shares vested			$ 1,007,340
RSU | Minimum
Share Options
Vesting period			1 year
RSU | Maximum
Share Options
Vesting period			4 years